Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
OTG Latin America ETF [Member]
Shareholder Report [Line Items]
Fund Name	OTG LATIN AMERICA ETF
Class Name	OTG LATIN AMERICA ETF
Trading Symbol	OTGAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OTG Latin America ETF for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl. You can also contact us at (888) 632-3399.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 632-3399
Additional Information Website	otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl.
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OTG Latin America ETF	$82	1.51%[1]

[1] Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.51% [1]
Material Change Date	Jul. 14, 2025
Net Assets	$ 20,213,862
Holdings Count	54
Advisory Fees Paid, Amount	$ 61,686
Investment Company, Portfolio Turnover	22.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
Fund Net Assets	$20,213,862
Number of Holdings	54
Total Net Advisory Fee	$61,686
Portfolio Turnover Rate	22.93%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings

Nu Holdings Ltd.	4.21%
Cemex S.A.B. de C.V.	4.21%
TOTVS SA	3.65%
Vale SA	3.52%
Lojas Renner SA	3.51%
XP, Inc	3.51%
Wal Mart de Mexico S.A.B. de C.V.	3.40%
Southern Copper Corp.	3.16%
Petroleo Brasileiro SA	3.15%
Banco Itaú Chile	3.08%

Material Fund Change [Text Block]

Material Changes:

Reorganization

Effective July 14, 2025, the OTG Latin America ETF (the “Fund”), a newly created series of ETF Opportunities Trust, acquired the assets and assumed the liabilities of the OTG Latin America Fund pursuant to a reorganization approved by the Board on March 28, 2025, and subsequently by shareholders. The transaction was structured as a tax-free reorganization for federal income tax purposes. The Fund continues to be managed by OTG Asset Management, Ltd., with the same portfolio manager and investment objective. The reorganization was implemented to provide potential benefits associated with the ETF structure, including lower expenses, enhanced tax efficiency, increased portfolio transparency, and intraday tradability.

[1]	Annualized.